Prospectus supplement dated September 28, 2020
to the following prospectus(es):
BOA Achiever Annuity, America's Horizon Annuity, BOA IV, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, Nationwide Destination Architect 2.0, Nationwide Destination Future, Nationwide Destination Future NY, Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination C, Nationwide Destination EV 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L, Nationwide Destination L 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, BOA Elite Venue Annuity, BOA America's Future Annuity II, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA America's Vision Annuity, Nationwide Destination Freedom+, America's marketFLEX Advisor Annuity, America's marketFLEX II Annuity, America's marketFlex Edge Annuity, BOA All American Annuity, M&T All American, BOA V, NEA Valuebuilder Select, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, Nationwide Advisory Retirement Income Annuity, Nationwide Advisory Retirement Income Annuity New York, NEA Valuebuilder, Monument Advisor, and Monument Advisor New York prospectuses dated May 1, 2020
Monument Advisor Select and Monument Advisor Select New York prospectuses dated May 1, 2020, as amended August 20, 2020
America's marketFLEX Annuity, BOA America's Exclusive Annuity II, and The One Investor Annuity prospectuses dated May 1, 2016
BOA America's Income Annuity and BOA Advisor Variable Annuity prospectuses dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), BOA Choice Annuity, and Key Choice prospectuses dated May 1, 2013
Schwab Income Choice Variable Annuity prospectus dated May 1, 2012
Schwab Custom Solutions Variable Annuity prospectus dated May 1, 2010
Nationwide Enterprise The Best of America Annuity and Market Street VIP/2 Annuity (NLAIC) prospectuses dated May 1, 2008
America's Vision Plus Annuity, America's Vision Annuity and BOA Exclusive Annuity prospectuses dated May 1, 2004
ElitePRO LTD and ElitePRO Classic prospectuses dated May 1, 2003
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
At a meeting on September 15, 2020, the Board of Trustees of Nationwide Variable Insurance Trust approved the termination of WEDGE Capital L.L.P. ("WEDGE"), as a subadviser to the Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid-Cap Value Fund (the "Fund").
Effective on or about November 2, 2020 (the "Effective Date"), WEDGE will no longer serve as a subadviser to the Fund. American Century Investment Management, Inc. and Thompson, Siegel & Walmsley, LLC will continue to serve as the subadvisers to the Fund.
PROS-2020-227
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